Lease agreements - Lease liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019
Presentation of leases for lessee [abstract]
Total lease liabilities	€ 6,492	€ 6,530
Non-current lease liabilities	5,225	5,239
Current lease liabilities	€ 1,267	€ 1,291